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Oakmark Fund
Oakmark Fund
INVESTMENT OBJECTIVE
Oakmark Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Oakmark Fund		Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	[1]	0.63%	0.63%	0.63%	0.63%
Distribution (12b-1) fees		none	none	none	none
Total Other Expenses		0.30%	0.07%	0.07%	0.02%
Shareholder Service Plan fees	[2]	0.21%	none	none	none
Other expenses	[2]	0.09%	0.07%	0.07%	0.02%
Total Annual Fund Operating Expenses		0.93%	0.70%	0.70%	0.65%
Less: Fee waivers and/or expense reimbursements	[3]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements		0.91%	0.68%	0.68%	0.63%
[1]	"Management fees" have been restated to reflect current management fees.
[2]	Amounts have been restated for the current fiscal year to reflect current fees and expenses.
[3]	Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.02% of its management fee otherwise payable to it by the Fund through January 27, 2023. This arrangement may only be modified or amended with approval from the Fund's Board of Trustees and the Adviser.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example - Oakmark Fund - USD ($)	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$ 93	$ 69	$ 69	$ 64
3 Years	294	222	222	206
5 Years	513	388	388	360
10 Years	$ 1,141	$ 869	$ 869	$ 809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger capitalization companies. The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, when such use is desirable because of tax or other considerations. Use of options may assist the Fund in managing distributions.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical, regulatory, market, economic, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Investor Class Shares Total Returns for Years Ended December 31 (%)

Since 2012, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Average Annual Total Returns for Periods Ended December 31, 2021
Average Annual Returns - Oakmark Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	34.20%	15.26%	15.65%
Advisor Class	34.49%	15.41%	none
Institutional Class	34.53%	15.47%	none
R6 Class	34.58%	none	none
After Taxes on Distributions | Investor Class	33.54%	14.09%	14.59%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	20.38%	11.93%	12.89%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	28.71%	18.47%	16.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.